Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)	Adjusted EBITDA (4) (in millions)
					Total Shareholder Return	Peer Group Total Shareholder Return (3)
2022	$5,751,241	$4,677,297	$1,636,262	$1,396,101	$111.77	$90.66	$122.8	$314.2
2021	$5,316,481	$9,416,465	$1,532,344	$2,390,845	$132.68	$126.52	$210.5	$329.8
2020	$5,410,816	$4,802,112	$1,588,249	$1,401,149	$93.74	$91.60	$29.8	$267.4

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	For 2022, 2021 and 2020, Mr. Nunes is included in the PEO columns and Messrs. McHugh, Long, Corr and Bridwell are included in the Other NEOs columns.
Peer Group Issuers, Footnote [Text Block]	The peer group represents the FTSE NAREIT All Equity REIT Index.
PEO Total Compensation Amount	$ 5,751,241	$ 5,316,481	$ 5,410,816
PEO Actually Paid Compensation Amount	$ 4,677,297	9,416,465	4,802,112
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. The value represents the Summary Compensation Table totals for the applicable year less the pension and stock award columns, plus: (a) the fair value of stock awards calculated by taking the year end fair value of stock awards granted during the year, plus the change in fair value during the fiscal year for outstanding awards granted in prior years, plus for any awards vested during the year, the change in fair value during the fiscal year through the date of vesting; and (b) the aggregate of the service costs attributable to services rendered during the year for pension plan participants which is $0 since our plan was frozen on December 31, 2016. Performance share awards were valued using a Monte Carlo simulation model. A reconciliation of the adjustments are summarized in the following table:

Year	Summary Compensation Table Total	Deductions		Additions				Compensation Actually Paid
		Summary Compensation Table Stock Awards	Summary Compensation Table Pension	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation
PEO
2022	$5,751,241	$3,337,902	—	$2,727,867	($1,270,246)	$649,325	$157,012	$4,677,297
2021	$5,316,481	$2,735,312	—	$3,377,761	$3,284,367	$32,246	$140,922	$9,416,465
2020	$5,410,816	$3,002,811	—	$3,848,497	($245,490)	($1,325,975)	$117,075	$4,802,112
Other NEOs
2022	$1,636,262	$743,195	—	$607,369	($268,765)	$131,238	$33,192	$1,396,101
2021	$1,532,344	$587,060	—	$724,944	$685,016	$6,725	$28,876	$2,390,845
2020	$1,588,249	$645,592	$102,227	$827,410	($41,785)	($247,873)	$22,967	$1,401,149

Non-PEO NEO Average Total Compensation Amount	$ 1,636,262	1,532,344	1,588,249
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,396,101	2,390,845	1,401,149
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. The value represents the Summary Compensation Table totals for the applicable year less the pension and stock award columns, plus: (a) the fair value of stock awards calculated by taking the year end fair value of stock awards granted during the year, plus the change in fair value during the fiscal year for outstanding awards granted in prior years, plus for any awards vested during the year, the change in fair value during the fiscal year through the date of vesting; and (b) the aggregate of the service costs attributable to services rendered during the year for pension plan participants which is $0 since our plan was frozen on December 31, 2016. Performance share awards were valued using a Monte Carlo simulation model. A reconciliation of the adjustments are summarized in the following table:

Year	Summary Compensation Table Total	Deductions		Additions				Compensation Actually Paid
		Summary Compensation Table Stock Awards	Summary Compensation Table Pension	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation
PEO
2022	$5,751,241	$3,337,902	—	$2,727,867	($1,270,246)	$649,325	$157,012	$4,677,297
2021	$5,316,481	$2,735,312	—	$3,377,761	$3,284,367	$32,246	$140,922	$9,416,465
2020	$5,410,816	$3,002,811	—	$3,848,497	($245,490)	($1,325,975)	$117,075	$4,802,112
Other NEOs
2022	$1,636,262	$743,195	—	$607,369	($268,765)	$131,238	$33,192	$1,396,101
2021	$1,532,344	$587,060	—	$724,944	$685,016	$6,725	$28,876	$2,390,845
2020	$1,588,249	$645,592	$102,227	$827,410	($41,785)	($247,873)	$22,967	$1,401,149

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	$ 111.77	132.68	93.74
Peer Group Total Shareholder Return Amount	90.66	126.52	91.60
Net Income (Loss)	$ 122,800,000	$ 210,500,000	$ 29,800,000
Company Selected Measure Amount	314,200,000	329,800,000	267,400,000
PEO Name	Mr. Nunes	Mr. Nunes	Mr. Nunes
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is defined as earnings before interest, taxes, depreciation, depletion, amortization, the non-cash cost of land and improved development, non-operating income and expense, gain associated with the multi-family apartment complex sale attributable to noncontrolling interests, timber write-offs resulting from casualty events and Large Dispositions.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
PEO [Member] | Deductions, Summary Compensation Table Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,337,902	$ 2,735,312	$ 3,002,811
PEO [Member] | Deductions, Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Additions, Year End Fair Value Of Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,727,867	3,377,761	3,848,497
PEO [Member] | Additions, Year Over Year Change In Fair Value Of Outstanding Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,270,246)	3,284,367	(245,490)
PEO [Member] | Additions, Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	649,325	32,246	(1,325,975)
PEO [Member] | Additions, Value Of Dividends Paid On Equity Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	157,012	140,922	117,075
Non-PEO NEO [Member] | Deductions, Summary Compensation Table Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	743,195	587,060	645,592
Non-PEO NEO [Member] | Deductions, Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	102,227
Non-PEO NEO [Member] | Additions, Year End Fair Value Of Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	607,369	724,944	827,410
Non-PEO NEO [Member] | Additions, Year Over Year Change In Fair Value Of Outstanding Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(268,765)	685,016	(41,785)
Non-PEO NEO [Member] | Additions, Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	131,238	6,725	(247,873)
Non-PEO NEO [Member] | Additions, Value Of Dividends Paid On Equity Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 33,192	$ 28,876	$ 22,967